Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Personnel related liabilities	$ 171,866	$ 168,964
Facility related liabilities	14,012	13,061
General trade and overhead liabilities	118,845	41,789
Other liabilities	4,289	4,628
Short term government grants (note 11)	42	35
Restructuring (note 14)	8,089	5,026
Other liabilities	317,143	$ 233,503
Amounts due to third parties for reimbursable expenses	$ 85,600